PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Summary of Property, Plant and Equipment

	Gross carrying amount						Depreciation
	At the												Net
	beginning					At the	At the		Additions by				carrying
	of the	Useful				end of	beginning		business	Of the	Other	At the end	amount
Item	year	Life	Revaluation	Additions	Disposals	the year	of the year	Disposals	combinations	Year	Movements	of the year	12/31/2023
Cost model
Furniture and facilities	14,069,307	10	—	391,691	(351,971)	14,109,027	(11,583,436)	413,091	—	(704,383)	—	(11,874,728)	2,234,299
Machinery and equipment	50,221,991	5	—	4,082,256	(659,778)	53,644,469	(44,715,683)	635,830	—	(2,851,178)	—	(46,931,031)	6,713,438
Vehicles	2,340,194	5	—	515,511	(569,297)	2,286,408	(1,026,023)	472,330	—	(417,127)	—	(970,820)	1,315,588
Right of use assets	16,891,897	5	—	3,349,796	(10,653,348)	9,588,345	(9,670,979)	10,656,319	—	(6,480,621)	—	(5,495,281)	4,093,064
Construction in progress	7,502,745		—	1,927,178	(3,773,387)	5,656,536	—	—	—	—	—	—	5,656,536
Revaluation model
Land and Buildings	35,312,822	50	(2,093,627)	756,617	(168,263)	33,807,549	(2,125,445)	112,013	—	(655,407)	—	(2,668,839)	31,138,710
Total	126,338,956	—	(2,093,627)	11,023,049	(16,176,044)	119,092,334	(69,121,566)	12,289,583	—	(11,108,716)	—	(67,940,699)	51,151,635

	Gross carrying amount						Depreciation
	At the												Net
	beginning					At the	At the		Additions by				carrying
	of the	Useful				end of	beginning		business	Of the	Other	At the end	amount
Item	year	Life	Revaluation	Additions	Disposals	the year	of the year	Disposals	combinations	Year	Movements	of the year	12/31/2022
Cost model
Furniture and facilities	13,620,204	10	—	449,103	—	14,069,307	(10,824,598)	181,526	—	(940,364)	—	(11,583,436)	2,485,871
Machinery and equipment	49,868,605	5	—	1,060,303	(706,917)	50,221,991	(41,898,497)	659,677	—	(3,476,863)	—	(44,715,683)	5,506,308
Vehicles	2,491,133	5	—	769,211	(920,150)	2,340,194	(1,136,208)	569,001	—	(458,816)	—	(1,026,023)	1,314,171
Right of use assets	19,194,943	5	—	3,555,148	(5,858,194)	16,891,897	(9,368,409)	5,659,594	—	(5,962,164)	—	(9,670,979)	7,220,918
Construction in progress	8,438,004		—	3,463,617	(4,398,876)	7,502,745	—	—	—	—	—	—	7,502,745
Revaluation model
Land and Buildings	37,944,053	50	(2,611,299)	8,511	(28,443)	35,312,822	(1,391,360)	—	—	(734,085)	—	(2,125,445)	33,187,377
Total	131,556,942	—	(2,611,299)	9,305,893	(11,912,580)	126,338,956	(64,619,072)	7,069,798	—	(11,572,292)	—	(69,121,566)	57,217,390

Summary of Revaluation of Property Plant and Equipment

			Residual
			Value
			according to
	Revaluation	Revalued	the cost
Class	date	amount	model	Difference
Land and buildings	12/31/2023	31,138,710	22,580,757	8,557,953
Land and buildings	12/31/2022	33,187,377	22,076,981	11,110,396